Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Schedule of Property, plant and equipment

	December 31,	December 31,
	2024	2025
	HK$	HK$

Cost
Motor vehicles	1,814	—
Computer equipment	9	—
Furniture & office equipment	144	—
Fixtures & Fittings	199	—
	2,166	—
Disposed due to disposal of a subsidiary	(2,166)	—
	—	—

Accumulated depreciation
Motor vehicles	(1,814)	—
Computer equipment	(3)	—
Furniture & office equipment	(24)	—
Fixtures & Fittings	(33)	—
	(1,874)	—
Disposed due to disposal of a subsidiary	1,874	—
	—	—

Property, plant and equipment, net	—	—